Stock-Based Compensation Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Aggregate value	$ 11	$ 5	$ 9
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance	1,265,410
Options exercised	(928,003)
Options expired	(310,400)
Ending Balance	27,007	1,265,410
Exercisable at December 31, 2020	27,007
Weighted Average Exercise Price (in usd per share)	$ 46.47	$ 40.57
Options Exercised, Weighted Average Exercise Price (in usd per share)	39.45
Options Expired, Weighted Average Exercise Price (in usd per share)	43.40
Shares Exercisable, Weighted Average Exercise Price (in usd per share)	$ 46.47
Shares Outstanding, Weighted Average Remaining Contractual Life	1 month 24 days	10 months 28 days
Shares Exercisable, Weighted Average Remaining Contractual Life	1 month 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 3
Aggregate value	11
Shares Exercisable, Aggregate Intrinsic Value	$ 0